Assets and liabilities held for sale - Summary of Assets and Liabilities Classified as Held for Sale (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash and cash equivalents	€ 10,768	€ 11,347	€ 9,594
Investments	136,804	156,303
Investments for account of policyholders	194,063	203,610
Derivatives	5,912	8,318
Deferred tax assets	79	87
Deferred expenses	10,135	11,423
Other assets and receivables	10,002	10,667
Assets	395,923	425,425
Liabilities
Insurance contracts for account of policyholders	122,168	120,929
Investment contracts for account of policyholders	74,434	84,774
Derivatives	7,130	8,878
Deferred gains	13	64	€ 112
Other liabilities	15,208	16,978
Accruals	329	237
Total liabilities	371,821	€ 401,084
Assets and liabilities classified as held for sale [member]
Assets
Cash and cash equivalents	260
Investments	139
Investments for account of policyholders	4,775
Derivatives	57
Deferred tax assets	5
Deferred expenses	6
Other assets and receivables	7
Assets	5,249
Liabilities
Insurance contracts for account of policyholders	1,346
Investment contracts for account of policyholders	3,518
Derivatives	74
Deferred gains	43
Other liabilities	18
Accruals	3
Total liabilities	€ 5,003